CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Treasury Stock	Stockholders' Notes Receivable	Accumulated Other Comprehensive Income	Accumulated Deficit	Non-controlling Interest	Total
Beginning balance (in shares) at Dec. 31, 2020	3,539,197		56,513
Beginning balance at Dec. 31, 2020	$ 35,393	$ 20,448,068		$ (467,061)	$ 45,100	$ (18,151,023)	$ 163,182	$ 2,073,659
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock (in shares)	15,000
Exercise of warrants to common stock	$ 30	120						150
Issuance of common stock (in shares)	540,832
Issuance of common stock	$ 5,527	7,627,518						7,633,045
Issuance of common stock warrants		1,129,535						1,129,535
Repayment of shareholders loan through in-kind services				261,794				261,794
Stock-based compensation		2,780,639						2,780,639
Currency translation adjustment					138,800			138,800
Net loss attributable to T Stamp Inc.						(9,057,163)		(9,057,163)
Ending balance (in shares) at Dec. 31, 2021	4,095,029		56,513
Ending balance at Dec. 31, 2021	$ 40,950	31,985,880		(130,267)	183,900	(27,208,186)	161,439	$ 5,033,716
Ending balance (in shares) at Dec. 31, 2021								56,513
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock (in shares)	490,490
Exercise of warrants to common stock	$ 4,905	3,378,857						$ 3,383,762
Exercise of options to common stock (in shares)	12,071
Exercise of options to common stock	$ 120	71,472						71,592
Issuance of common stock (in shares)	16,086
Issuance of common stock	$ 161	203,277						203,438
Issuance of common stock warrants		55,838						55,838
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes (in shares)	43,471
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes	$ 435	(15,865)						(15,430)
Repayment of shareholders loan through in-kind services				55,860				55,860
Stock-based compensation		747,432						747,432
Currency translation adjustment					27,924			27,924
Net loss attributable to T Stamp Inc.						(4,614,348)		(4,614,348)
Ending balance (in shares) at Jun. 30, 2022	4,657,147		56,513
Ending balance at Jun. 30, 2022	$ 46,571	36,426,891		(74,407)	211,824	(31,822,534)	161,439	4,949,784
Ending balance (in shares) at Jun. 30, 2022			56,513
Beginning balance (in shares) at Dec. 31, 2021	4,095,029		56,513
Beginning balance at Dec. 31, 2021	$ 40,950	31,985,880		(130,267)	183,900	(27,208,186)	161,439	$ 5,033,716
Beginning balance (in shares) at Dec. 31, 2021								56,513
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock (in shares)	490,490
Exercise of warrants to common stock	$ 4,905	3,378,857						$ 3,383,762
Exercise of options to common stock (in shares)	13,964							15,121
Exercise of options to common stock	$ 140	94,976						$ 95,116
Issuance of common stock (in shares)	210,836
Issuance of common stock	$ 2,108	1,021,537						1,023,645
Issuance of common stock warrants		667,290						667,290
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes (in shares)	43,983
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes	$ 440	(51,420)						(50,980)
Repayment of shareholders loan through in-kind services				111,720				111,720
Stock-based compensation		2,399,063						2,399,063
Currency translation adjustment					53,352			53,352
Net loss attributable to T Stamp Inc.						(12,091,540)		(12,091,540)
Ending balance (in shares) at Dec. 31, 2022	4,854,302		56,513
Ending balance at Dec. 31, 2022	$ 48,543	39,496,183		(18,547)	237,252	(39,299,726)	161,439	$ 625,144
Ending balance (in shares) at Dec. 31, 2022								56,513
Beginning balance (in shares) at Mar. 31, 2022	4,649,492
Beginning balance at Mar. 31, 2022	$ 46,495	35,964,473		(102,337)	246,550	(28,900,248)	161,439	$ 7,416,372
Beginning balance (in shares) at Mar. 31, 2022			56,513
Increase (Decrease) in Stockholders' Equity
Exercise of options to common stock (in shares)	3,351
Exercise of options to common stock	$ 33	18,245						18,278
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes (in shares)	4,304
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes	$ 43	(15,473)						(15,430)
Repayment of shareholders loan through in-kind services				27,930				27,930
Stock-based compensation		459,646						459,646
Currency translation adjustment					(34,726)			(34,726)
Net loss attributable to T Stamp Inc.						(2,922,286)		(2,922,286)
Ending balance (in shares) at Jun. 30, 2022	4,657,147		56,513
Ending balance at Jun. 30, 2022	$ 46,571	36,426,891		(74,407)	211,824	(31,822,534)	161,439	4,949,784
Ending balance (in shares) at Jun. 30, 2022			56,513
Beginning balance (in shares) at Dec. 31, 2022	4,854,302		56,513
Beginning balance at Dec. 31, 2022	$ 48,543	39,496,183		(18,547)	237,252	(39,299,726)	161,439	$ 625,144
Beginning balance (in shares) at Dec. 31, 2022								56,513
Increase (Decrease) in Stockholders' Equity
Exercise of options to common stock (in shares)								1,230
Ending balance (in shares) at Mar. 31, 2023	5,121,607
Ending balance at Mar. 31, 2023	$ 51,216	39,479,741			195,810	(41,847,176)	161,439	$ (1,958,970)
Beginning balance (in shares) at Dec. 31, 2022	4,854,302		56,513
Beginning balance at Dec. 31, 2022	$ 48,543	39,496,183		(18,547)	237,252	(39,299,726)	161,439	$ 625,144
Beginning balance (in shares) at Dec. 31, 2022								56,513
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock (in shares)	1,553,250
Exercise of warrants to common stock	$ 15,533	(13,979)						$ 1,554
Exercise of options to common stock (in shares)	1,740							1,230
Exercise of options to common stock	$ 17	1,983						$ 2,000
Issuance of common stock, prefunded warrants, and common stock warrants, net of fees	$ 13,124	7,451,188						7,464,312
Issuance of common stock, prefunded warrants, and common stock warrants, net of fees (In shares)	1,312,468
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary	$ 2,457	(25,261)						(22,804)
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary (in shares)	245,725		(39,692)
Reverse stock split rounding (in shares)	4,759
Reverse stock split rounding	$ 48	(48)
Repayment of shareholders loan through in-kind services				$ 18,547				18,547
Stock-based compensation		157,311						157,311
Currency translation adjustment					(49,046)			(49,046)
Net loss attributable to T Stamp Inc.						(4,717,818)		(4,717,818)
Ending balance (in shares) at Jun. 30, 2023	7,972,244		16,821
Ending balance at Jun. 30, 2023	$ 79,722	47,067,377			188,206	(44,017,544)	161,439	$ 3,479,200
Ending balance (in shares) at Jun. 30, 2023			16,821					16,821
Beginning balance (in shares) at Mar. 31, 2023	5,121,607
Beginning balance at Mar. 31, 2023	$ 51,216	39,479,741			195,810	(41,847,176)	161,439	$ (1,958,970)
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock (in shares)	1,553,250
Exercise of warrants to common stock	$ 15,533	(13,979)						1,554
Exercise of options to common stock (in shares)	1,740
Exercise of options to common stock	$ 17	(17)
Issuance of common stock, prefunded warrants, and common stock warrants, net of fees	$ 13,124	7,451,188						7,464,312
Issuance of common stock, prefunded warrants, and common stock warrants, net of fees (In shares)	1,312,468
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary	$ (168)	52,707						52,539
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary (in shares)	(16,821)		16,821
Stock-based compensation		97,737						97,737
Currency translation adjustment					(7,604)			(7,604)
Net loss attributable to T Stamp Inc.						(2,170,368)		(2,170,368)
Ending balance (in shares) at Jun. 30, 2023	7,972,244		16,821
Ending balance at Jun. 30, 2023	$ 79,722	$ 47,067,377			$ 188,206	$ (44,017,544)	$ 161,439	$ 3,479,200
Ending balance (in shares) at Jun. 30, 2023			16,821					16,821